COST OF SALES	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Cost of Sales	Cost of Sales

		Years ended December 31,
	Notes	2024	2023
Operating costs[1]		$715.1	$602.2
Royalties	36(b)	94.2	44.8
Depreciation expense[2]		273.8	216.0
		$1,083.1	$863.0
1.Operating costs include mine production, transport and smelter costs, and site administrative expenses.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
For the year ended December 31, 2024, the Company recognized $nil in cost of sales related to operating below normal capacity at Essakane (December 31, 2023 - $14.5 million).